OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

6. OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	July 1, 2016	December 31, 2015
Accrued wages and related expenses	$26,690	$29,031
Accrued commissions	16,069	20,479
Accrued rebates	10,106	13,433
Accrued other taxes	3,485	4,196
Accrued professional expenses	5,577	3,164
Income taxes payable	988	1,612
Deferred tax liability	165	163
Other accrued liabilities	29,088	30,095

	$92,168	$102,173

8. OTHER CURRENT LIABILITIES

Other current liabilities consist of the following (in thousands):

	December 31, 2015	December 31, 2014
Accrued wages and related expenses	$29,031	$29,650
Accrued commissions	20,479	15,237
Accrued rebates	13,433	12,981
Accrued other taxes	4,196	4,983
Accrued professional expenses	3,164	2,682
Income taxes payable	1,612	2,477
Deferred tax liability	163	343
Other accrued liabilities	30,095	25,825

	$102,173	$94,178